Share capital, share premium and own shares - Share capital and premium (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($) shares		Dec. 31, 2021 USD ($) Options shares		Dec. 31, 2023 Options £ / shares	Dec. 31, 2022 Options £ / shares	Dec. 31, 2020 Options
Disclosure of classes of share capital
Par value per share (in GBP per share) | £ / shares							£ 0.05	£ 0.05
Number of issued shares at beginning of period | shares	2,749,669,380		2,746,412,265
Number of issued shares at end of period | shares	2,753,520,756		2,749,669,380		2,746,412,265
Balance at beginning of year	$ 16,898	[1],[2]	$ 19,111	[1],[2]	$ 22,119	[3]
Shares issued	4		(4)	[2]	2,382	[3]
Balance at end of year	17,983		16,898	[1],[2]	19,111	[1],[2]
Share capital
Disclosure of classes of share capital
Balance at beginning of year	182	[2]	182	[2]	173	[3]
Shares issued	1				9	[3]
Balance at end of year	183		182	[2]	182	[2]
Share premium
Disclosure of classes of share capital
Balance at beginning of year	5,006	[2]	5,010	[2]	2,637	[3]
Shares issued	3		(4)	[2]	2,373	[3]
Balance at end of year	$ 5,009		5,006	[2]	$ 5,010	[2]
Share premium | Share offer
Disclosure of classes of share capital
Shares issued			$ (6)
Share-based schemes
Disclosure of classes of share capital
Number of shares issued | shares	3,851,376		3,257,115
Share-based schemes | Share capital
Disclosure of classes of share capital
Shares issued	$ 1
Share-based schemes | Share premium
Disclosure of classes of share capital
Shares issued	$ 3		$ 2
SAYE options
Options outstanding under save as you earn schemes
Number of shares under option | Options					2,000,000.0		1,671,215	1,858,292	2,300,000
SAYE options | Minimum
Options outstanding under save as you earn schemes
Share price | £ / shares							£ 7.37	£ 7.37
SAYE options | Maximum
Options outstanding under save as you earn schemes
Share price | £ / shares							£ 14.55	£ 14.55

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published
[2]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published.
[3]	Results for the year ended 31 December 2021 have not been re-presented and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.